Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line Items]
Interest bearing	$ 66,336
Non-interest bearing	82,462
Payables after notice	323,197
Payable on a fixed date	437,681
Total	909,676	$ 769,478
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	54,328
Non-interest bearing	68,495
Payables after notice	127,523
Payable on a fixed date	312,863
Total	563,209	515,290
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	11,899
Non-interest bearing	13,957
Payables after notice	193,457
Payable on a fixed date	81,751
Total	301,064	217,720
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	109
Non-interest bearing	10
Payables after notice	2,217
Payable on a fixed date	43,067
Total	45,403	36,468
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,237
Non-interest bearing	1,855
Payables after notice	1,609
Payable on a fixed date	21,886
Total	29,587	30,901
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	57,781
Non-interest bearing	45,648
Payables after notice	183,610
Payable on a fixed date	287,631
Total	574,670	495,831
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,318
Non-interest bearing	34,959
Payables after notice	137,978
Payable on a fixed date	128,164
Total	$ 305,419	$ 242,746